RISK MANAGEMENT - Stage 3 loans and advances by evaluation type (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Financial assets	$ 27,940,140	$ 29,289,301
Consumer
RISK MANAGEMENT
Financial assets	59,588,000
Mortgage
RISK MANAGEMENT
Financial assets	37,371,000
Small Business Loans
RISK MANAGEMENT
Financial assets	1,328,000
Stage Three
RISK MANAGEMENT
Financial assets	1,006,275	1,063,936
Stage Three | Commercial
RISK MANAGEMENT
Financial assets	335,669	424,524
Stage Three | Mortgage
RISK MANAGEMENT
Financial assets	268,002	118,501
Stage Three | Financial Leases
RISK MANAGEMENT
Financial assets	402,604	520,911
Stage Three | Individual Evaluation
RISK MANAGEMENT
Financial assets	$ 6,545,087	7,747,526
Percentage of loan portfolio in default	2.40%
Stage Three | Individual Evaluation | Commercial
RISK MANAGEMENT
Financial assets	$ 5,990,389	6,701,278
Stage Three | Individual Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	554,698	1,046,248
Stage Three | Collective Evaluation
RISK MANAGEMENT
Financial assets	7,952,157	8,175,971
Stage Three | Collective Evaluation | Commercial
RISK MANAGEMENT
Financial assets	2,954,167	2,874,204
Stage Three | Collective Evaluation | Consumer
RISK MANAGEMENT
Financial assets	2,788,857	2,662,098
Stage Three | Collective Evaluation | Mortgage
RISK MANAGEMENT
Financial assets	1,306,369	1,544,442
Stage Three | Collective Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	804,189	947,726
Stage Three | Collective Evaluation | Small Business Loans
RISK MANAGEMENT
Financial assets	98,575	147,501
ECL | Stage Three | Individual Evaluation
RISK MANAGEMENT
Financial assets	3,927,072	4,410,795
ECL | Stage Three | Individual Evaluation | Commercial
RISK MANAGEMENT
Financial assets	3,650,680	3,730,093
ECL | Stage Three | Individual Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	276,392	680,702
ECL | Stage Three | Collective Evaluation
RISK MANAGEMENT
Financial assets	5,531,947	5,675,335
ECL | Stage Three | Collective Evaluation | Commercial
RISK MANAGEMENT
Financial assets	2,202,638	2,419,285
ECL | Stage Three | Collective Evaluation | Consumer
RISK MANAGEMENT
Financial assets	2,354,412	2,102,473
ECL | Stage Three | Collective Evaluation | Mortgage
RISK MANAGEMENT
Financial assets	561,016	659,348
ECL | Stage Three | Collective Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	346,434	383,262
ECL | Stage Three | Collective Evaluation | Small Business Loans
RISK MANAGEMENT
Financial assets	$ 67,447	$ 110,967